Share Based Compensation (Options Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options Expense Details [Line Items]
Share based options, compensation cost accrued	$ 7,854	$ 3,730
Share Based Options [Member]
Options Expense Details [Line Items]
Share based option, expense (recovery)	6,142	(110)
Share based options, unrecognized compensation cost	1,556	1,070
Share based options, compensation cost accrued	$ 7,854	$ 3,730
Share based options, weighted average remaining contractual life	4 years 0 months 0 days	5 years 1 month 6 days